REVERSALS OF IMPAIRMENT CHARGES - NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reversal of impairment charges
Reversals of impairment charges, net	$ 650.9	$ 361.8
Accumulated depreciation, depletion, amortization and impairment
Reversal of impairment charges
Property, plant and equipment (i)	(689.0)	(361.8)
Inventories (ii)	38.1
Reversals of impairment charges, net	$ (650.9)	$ (361.8)